Reconciliation of measurement components of insurance contract balances - Narrative (Details)	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Confidence level used to determine risk adjustment for non-financial risk	70.00%	70.00%
Insurance and participating investment contracts
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Confidence level used to determine risk adjustment for non-financial risk	90.00%	90.00%